Expense Example, No Redemption (Vanguard Global ex-U.S. Real Estate Index Fund Institutional)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	47
3 YEAR	96
5 YEAR	149
10 YEAR	305